Intangible Assets (Tables)	12 Months Ended
Dec. 31, 2016
Intangible Assets
Schedule of changes in mortgage servicing rights (MSRs)
(in thousands)	2016	2015	2014
Balance at beginning of year	$2,847	$2,762	$3,036
Originated mortgage servicing rights	266	386	302
Changes in fair value:
Due to change in model inputs and assumptions (1)	108	372	66
Other changes in fair value (2)	(637)	(673)	(642)
Balance at end of year	$2,584	$2,847	$2,762

(1)     The change in fair value resulting from changes in valuation inputs or assumptions used in the valuation model reflects the change in discount rates and prepayment speed assumptions primarily due to changes in interest rates.

(2)     Other changes in fair value reflect changes due to customer payments and passage of time.

Schedule of key data and assumptions used in estimating the fair value of the Company's MSRs
	2016	2015
Weighted-Average Constant Prepayment Rate	10.68%	9.58%
Weighted-Average Note Rate	3.85%	3.92%
Weighted-Average Discount Rate	9.69%	9.16%
Weighted-Average Expected Life (in years)	5.60	5.90